SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed consolidated financial information as of and for the three months ended March 31, 2025 and 2024 has been prepared in accordance with GAAP for interim financial information and with the instructions to Quarterly Report on Form 10-Q and Article 10 of Regulation S-X. In the opinion of management, such financial information includes all adjustments (consisting only of normal recurring adjustments) considered necessary for a fair presentation of our financial position at such dates and the operating results and cash flows for such periods. Operating results for the three months ended March 31, 2025 are not necessarily indicative of the results that may be expected for the entire year or for any other subsequent interim period.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with GAAP have been omitted pursuant to the rules of the U.S. Securities and Exchange Commission (the “SEC”). These unaudited financial statements and related notes should be read in conjunction with the Company’s audited financial statements for the year ended December 31, 2024 included in the Company’s Annual Report on Form 10-K filed with the SEC on April 15, 2025.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The summary of significant accounting policies presented below is designed to assist in understanding the Company’s consolidated financial statements. Such consolidated financial statements and accompanying notes are the representations of the Company’s management, who is responsible for their integrity and objectivity. The Company operates in one business segment, which is Golf Simulators.

Principles of Consolidation

Principles of Consolidation

The Company prepares its financial statements in accordance with accounting principles generally accepted in the United States of America, which requires management to use its judgment to make estimates and assumptions that affect the reported amounts of assets and liabilities and related disclosures at the date of the financial statements and the reported amounts of expenses during the reported period. These assumptions and estimates could have a material effect on the financial statements. Actual results may differ materially from those estimates. The Company’s management periodically reviews estimates on an ongoing basis based on information currently available, and changes in facts and circumstances may cause the Company to revise these estimates. Significant estimates include estimates used in the valuation allowance related to deferred tax assets and capitalized software costs. Actual results may differ from these estimates.

The condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

Consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

Reclassifications

Reclassifications

Certain reclassifications have been made to the unaudited condensed consolidated financial statements for the three months ended March 31, 2024 to conform to the unaudited condensed consolidated financial statement presentation for the three months ended March 31, 2025. These reclassifications had no effect on net loss or cash flows as previously reported.

Reclassifications

Certain reclassifications have been made to the financial statements for the year ended December 31, 2023 to conform to the financial statement presentation for the year ended December 31, 2024. These reclassifications had no effect on net loss or cash flows as previously reported.

Use of Estimates

Use of Estimates

Preparing unaudited condensed consolidated financial statements in conformity with GAAP requires management to make estimates, judgments, and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the unaudited condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. On an ongoing basis, management evaluates these estimates and judgments. Actual results could differ from those estimates.

Key estimates relate primarily to determining the net realizable value and demand for inventory, useful lives associated with property and equipment and capitalized software, valuation allowances with respect to deferred tax assets, contingencies, and the valuation and assumptions underlying share-based compensation and equity warrants. On an ongoing basis, management evaluates its estimates compared to historical experience and trends, which form the basis for making judgments about the carrying value of assets and liabilities.

Use of Estimates

Preparing financial statements in conformity with GAAP requires management to make estimates, judgments, and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. On an ongoing basis, management evaluates these estimates and judgments. Actual results could differ from those estimates.

Key estimates relate primarily to determining the net realizable value and demand for inventory, useful lives associated with property and equipment and capitalized software, valuation allowances with respect to deferred tax assets, contingencies, and the valuation and assumptions underlying share-based compensation and equity warrants. On an ongoing basis, management evaluates its estimates compared to historical experience and trends, which form the basis for making judgments about the carrying value of assets and liabilities.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of 90 days or less to be cash equivalents. Cash equivalents primarily consist of institutional money market funds, U.S. Treasury securities, certificates of deposit, and commercial paper and are carried at cost, which approximates fair value.

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of 90 days or less to be cash equivalents. Cash equivalents primarily consist of institutional money market funds, U.S. Treasury securities, certificates of deposit, and commercial paper and are carried at cost, which approximates fair value.

Concentration of Credit Risk

Concentration of Credit Risk

The Company maintains the majority of its cash and cash equivalents in accounts with large financial institutions. At times, balances in these accounts may exceed federally insured limits; however, to date, the Company has not incurred any losses on its deposits of cash and cash equivalents.

Concentration of Credit Risk

The Company maintains the majority of its cash and cash equivalents in accounts with large financial institutions. At times, balances in these accounts may exceed federally insured limits; however, to date, the Company has not incurred any losses on its deposits of cash and cash equivalents.

Marketable Investment Securities

Marketable Investment Securities

The Company generally invests its excess cash in investments in corporate fixed income securities and U.S. Treasury securities. Such investments are included in cash and cash equivalents or marketable investment securities on the accompanying consolidated balance sheets and are classified based on original maturity. The Company considers all highly liquid investments with an original maturity date of 90 days or less to be cash equivalents and considers all highly liquid investments with an original maturity greater than 90 days and less than one year to be marketable securities.

Marketable fixed income securities are classified as available-for-sale and reported at fair value with unrealized gains and losses included in accumulated other comprehensive income (loss). Realized gains and losses on the sale of marketable securities are determined using the average cost method on a first-in, first-out basis and recorded in total other income (expense), net in the statements of operations and comprehensive loss. Each reporting period, the Company evaluates whether declines in fair value below carrying value are due to expected credit losses, as well as its ability and intent to hold the investment until a forecasted recovery of the carrying value occurs. Expected credit losses are recorded as an allowance through other income (expense), net on the Company’s consolidated statements of operations.

During the three months ended March 31, 2024, the Company sold and liquidated most of its marketable securities resulting in a gain of $1,662 recorded in the unaudited condensed consolidated statements of comprehensive gain (loss). Marketable investment securities had a balance of $10,114 as of March 31, 2025 and December 31, 2024, respectively, and are included with cash and cash equivalents on the unaudited condensed consolidated balance sheets.

Marketable Investment Securities

The Company generally invests its excess cash in investments in corporate fixed income securities and U.S. Treasury securities. Such investments are included in cash and cash equivalents or marketable investment securities on the accompanying consolidated balance sheets and are classified based on original maturity. The Company considers all highly liquid investments with an original maturity date of 90 days or less to be cash equivalents and considers all highly liquid investments with an original maturity greater than 90 days and less than one year to be marketable securities.

Marketable fixed income securities are classified as available-for-sale and reported at fair value with unrealized gains and losses included in accumulated other comprehensive income (loss). Realized gains and losses on the sale of marketable securities are determined using the average cost method on a first-in, first-out basis and recorded in total other income (expense), net in the statements of operations and comprehensive loss. Each reporting period, the Company evaluates whether declines in fair value below carrying value are due to expected credit losses, as well as its ability and intent to hold the investment until a forecasted recovery of the carrying value occurs. Expected credit losses are recorded as an allowance through other income (expense), net on the Company’s consolidated statements of operations.

During the year ended December 31, 2024, the Company sold and liquidated most of its marketable securities resulting in a gain of $1,662 recorded in the consolidated statements of comprehensive gain (loss). Marketable investment securities had a balance of $10,114 and $55,217 as of December 31, 2024 and 2023, respectively, and are included with cash and cash equivalents on the consolidated balance sheets.

Accounts Receivable, net

Accounts Receivable, net

Accounts receivable are reported at their outstanding unpaid principal balances, net of allowances for credit losses. The Company periodically assesses its accounts and other receivables for collectability on a specific identification basis. The Company estimates its allowance using a rate loss model based on delinquency. The estimated loss rate is based on historical experience with specific customers, understanding of the Company’s current economic circumstances, reasonable and supportable forecasts, and the Company’s judgment as to the likelihood of ultimate payment based upon available data. Management believes the Company’s credit risk is mitigated by the geographically diverse customer base and its credit evaluation procedures. The actual rate of future credit losses, however, may not be similar to past experience. The Company writes off accounts receivable against the allowance for credit losses when a balance is determined to be uncollectable. As of March 31, 2025 and December 31, 2024, the Company’s allowance for credit losses was $1,424,074 and $1,470,868, respectively.

Accounts Receivable, net

Accounts receivable are reported at their outstanding unpaid principal balances, net of allowances for doubtful accounts. The Company periodically assesses its accounts and other receivables for collectability on a specific identification basis. The Company estimates its allowance using a rate loss model based on delinquency. The estimated loss rate is based on historical experience with specific customers, understanding of the Company’s current economic circumstances, reasonable and supportable forecasts, and the Company’s judgment as to the likelihood of ultimate payment based upon available data. Management believes the Company’s credit risk is mitigated by the geographically diverse customer base and its credit evaluation procedures. The actual rate of future credit losses, however, may not be similar to past experience. The Company writes off accounts receivable against the allowance for doubtful accounts when a balance is determined to be uncollectable. As of December 31, 2024 and 2023, the Company’s allowance for doubtful accounts was $1,470,868 and $1,227,136.

Inventory, net

Inventory, net

The Company’s inventory consists of raw materials and are valued at the lower of historical cost or net realizable value, where net realizable value is considered to be the estimated selling price in the ordinary course of business, less reasonably predictable cost of completion, disposal and transportation. Historic inventory costs are calculated on an average or specific cost basis. The Company records inventory write-downs for excess or obsolete inventories based upon assumptions on current and future demand forecasts. As of both March 31, 2025 and December 31, 2024, the Company had $448,360 reserved for obsolete inventory.

Inventory, net

The Company’s inventory consists of raw materials and are valued at the lower of historical cost or net realizable value, where net realizable value is considered to be the estimated selling price in the ordinary course of business, less reasonably predictable cost of completion, disposal and transportation. Historic inventory costs are calculated on an average or specific cost basis. The Company records inventory write-downs for excess or obsolete inventories based upon assumptions on current and future demand forecasts. As of December 31, 2024 and 2023, the Company had $448,360 and $429,050, respectively, reserved for obsolete inventory.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation is calculated over the estimated useful lives of the related assets using the straight-line method. Amortization of leasehold improvements is computed using the straight-line method over the shorter of the remaining lease term (including renewals that are reasonably assured) or the estimated useful lives of the improvements. For internal-use software, external costs and employee payroll expenses directly associated with developing new or enhancing existing software applications are capitalized subsequent to the preliminary stage of development. Internal-use software costs are amortized using the straight-line method over the estimated useful life of the software when the project is substantially complete and ready for its intended use.

Category	Estimated Useful Life
Computer equipment and software	3 - 10 years
Furniture and fixtures	3 - 15 years
Vehicles	5 years
Equipment	5 - 10 years

Expenditures for major additions and improvements are capitalized, and minor replacements, maintenance, and repairs are expensed as incurred. When property and equipment are retired or otherwise disposed of, the cost and accumulated depreciation are removed from the accounts and any resulting gains or losses are included in the Company’s results of operations for the respective period.

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation is calculated over the estimated useful lives of the related assets using the straight-line method. Amortization of leasehold improvements is computed using the straight-line method over the shorter of the remaining lease term (including renewals that are reasonably assured) or the estimated useful lives of the improvements. For internal-use software, external costs and employee payroll expenses directly associated with developing new or enhancing existing software applications are capitalized subsequent to the preliminary stage of development. Internal-use software costs are amortized using the straight-line method over the estimated useful life of the software when the project is substantially complete and ready for its intended use.

Category	Estimated Useful Life
Computer equipment and software	3 - 10 years
Furniture and fixtures	3 - 15 years
Vehicles	5 years
Equipment	5 - 10 years

Expenditures for major additions and improvements are capitalized, and minor replacements, maintenance, and repairs are expensed as incurred. When property and equipment are retired or otherwise disposed of, the cost and accumulated depreciation are removed from the accounts and any resulting gains or losses are included in the Company’s results of operations for the respective period.

Capitalized Software Development Costs

Capitalized Software Development Costs

The Company capitalizes certain costs related to the development of our software used in our simulators. In accordance with authoritative guidance, including the Financial Accounting Standards Board’s Accounting Standards Codification (“ASC”) 985-20, Software – Costs of Software to be Sold, Leased, or Marketed, the Company began to capitalize these costs when the technological feasibility was established and preliminary development efforts were successfully completed, management authorized and committed project funding, and it was probable that the project would be completed and the software would be used as intended. Such costs are amortized when placed in service, on a straight-line basis over the estimated life of the related asset, estimated to be three years beginning on February 1, 2024. Costs incurred prior to meeting these criteria together with costs incurred for training and maintenance are expensed as incurred and recorded in selling, general and administrative expenses on our consolidated statements of operations. The Company does not capitalize any testing or maintenance costs. The accounting for these capitalized software costs requires management to make significant judgments, assumptions and estimates related to the timing and amount of recognized capitalized software development costs. See Note 6 – Property and Equipment, Net for further details.

Capitalized Software Development Costs

The Company capitalizes certain costs related to the development of our software used in our simulators. In accordance with authoritative guidance, including the Financial Accounting Standards Board’s Accounting Standards Codification (“ASC”) 985-20, Software – Costs of Software to be Sold, Leased, or Marketed, the Company began to capitalize these costs when the technological feasibility was established and preliminary development efforts were successfully completed, management authorized and committed project funding, and it was probable that the project would be completed and the software would be used as intended. Such costs are amortized when placed in service, on a straight-line basis over the estimated life of the related asset, estimated to be three years beginning on February 1, 2024. Costs incurred prior to meeting these criteria together with costs incurred for training and maintenance are expensed as incurred and recorded in selling, general and administrative expenses on our consolidated statements of operations. The Company does not capitalize any testing or maintenance costs. The accounting for these capitalized software costs requires management to make significant judgments, assumptions and estimates related to the timing and amount of recognized capitalized software development costs. The balance of capitalized software development costs, net of accumulated amortization, at December 31, 2024 and 2023, was $1,540,121 and $0, respectively. The Company recorded amortization of capitalized software costs of $224,648 and $0 for the years ended December 31, 2024 and 2023, respectively.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Conditions that would necessitate an impairment assessment include a significant decline in the observable market value of an asset, a significant change in the extent or manner in which an asset is used, or any other significant adverse change that would indicate that the carrying amount of an asset or group of assets may not be recoverable. For asset groups held and used, the carrying value of the asset group is considered recoverable when the estimated undiscounted future cash flows expected to be generated from the use and eventual disposition of the asset group exceed the respective carrying value. In the event the carrying value is not recoverable, an impairment charge would be recognized for the asset group to be held and used equal to the excess of the carrying value above the estimated fair value of the asset group. Impairment charges are recognized within selling, general and administrative expenses in the consolidated statements of operations. The Company did not record a loss on impairment during the three months ended March 31, 2025 and 2024, respectively.

Impairment of Long-Lived Assets

The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Conditions that would necessitate an impairment assessment include a significant decline in the observable market value of an asset, a significant change in the extent or manner in which an asset is used, or any other significant adverse change that would indicate that the carrying amount of an asset or group of assets may not be recoverable. For asset groups held and used, the carrying value of the asset group is considered recoverable when the estimated undiscounted future cash flows expected to be generated from the use and eventual disposition of the asset group exceed the respective carrying value. In the event the carrying value is not recoverable, an impairment charge would be recognized for the asset group to be held and used equal to the excess of the carrying value above the estimated fair value of the asset group. Impairment charges are recognized within selling, general and administrative expenses in the consolidated statements of operations. The Company did not record a loss on impairment during the years ended December 31, 2024 and 2023, respectively.

Advertising and Marketing Costs

Advertising and Marketing Costs

The Company expenses advertising and marketing costs as they are incurred. Advertising and marketing expenses were $352,291 and $111,489 for the three months ended March 31, 2025 and 2024, respectively, and are recorded in operating expenses on the unaudited condensed consolidated statements of operations.

Advertising and Marketing Costs

The Company expenses advertising and marketing costs as they are incurred. Advertising and marketing expenses were $736,744 and $395,941 for the years ended December 31, 2024 and 2023, respectively, and are recorded in operating expenses on the consolidated statements of operations.

Debt with Warrants

Debt with Warrants

In accordance with ASC 470-20-25, when the Company issued debt with warrants, the Company treats the fair value of the warrants as a debt discount, recorded as a contra-liability against the debt, and amortizes the balance over the life of the underlying debt as amortization of debt discount expense in the unaudited condensed consolidated statements of operations using the straight-line method. The offset to the contra-liability is recorded as either equity or liability in the Company’s unaudited condensed consolidated balance sheets depending on the accounting treatment of the warrants. If the debt is retired early, the associated debt discount is then recognized immediately as amortization of debt discount expense in the unaudited condensed consolidated statements of operations.

Debt with Warrants

In accordance with ASC 470-20-25, when the Company issued debt with warrants, the Company treats the fair value of the warrants as a debt discount, recorded as a contra-liability against the debt, and amortizes the balance over the life of the underlying debt as amortization of debt discount expense in the consolidated statements of operations using the straight-line method. The offset to the contra-liability is recorded as either equity or liability in the Company’s consolidated balance sheets depending on the accounting treatment of the warrants. If the debt is retired early, the associated debt discount is then recognized immediately as amortization of debt discount expense in the consolidated statements of operations.

Fair Value Measurements

Fair Value Measurements

As defined in ASC 820, Fair Value Measurements and Disclosures, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). The Company utilizes market data or assumptions that market participants would use in pricing the asset or liability, including assumptions about risk and the risks inherent in the inputs to the valuation technique. These inputs can be readily observable, market corroborated, or generally unobservable. ASC 820 establishes a fair value hierarchy that prioritizes the inputs used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurement). This fair value measurement framework applies at both initial and subsequent measurement.

Level 1:	Quoted prices are available in active markets for identical assets or liabilities as of the reporting date. Active markets are those in which transactions for the asset or liability occur in sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:	Pricing inputs are other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the reported date. Level 2 includes those financial instruments that are valued using models or other valuation methodologies. These models are primarily industry-standard models that consider various assumptions, including quoted forward prices for commodities, time value, volatility factors and current market and contractual prices for the underlying instruments, as well as other relevant economic measures. Substantially all of these assumptions are observable in the marketplace throughout the full term of the instrument, can be derived from observable data or are supported by observable levels at which transactions are executed in the marketplace.

Level 3:	Pricing inputs include significant inputs that are generally less observable from objective sources. These inputs may be used with internally developed methodologies that result in management’s best estimate of fair value. The significant unobservable inputs used in the fair value measurement for nonrecurring fair value measurements of long-lived assets include pricing models, discounted cash flow methodologies and similar techniques.

Fair Value Measurements

As defined in ASC 820, Fair Value Measurements and Disclosures, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). The Company utilizes market data or assumptions that market participants would use in pricing the asset or liability, including assumptions about risk and the risks inherent in the inputs to the valuation technique. These inputs can be readily observable, market corroborated, or generally unobservable. ASC 820 establishes a fair value hierarchy that prioritizes the inputs used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurement). This fair value measurement framework applies at both initial and subsequent measurement.

Level 1:	Quoted prices are available in active markets for identical assets or liabilities as of the reporting date. Active markets are those in which transactions for the asset or liability occur in sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:	Pricing inputs are other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the reported date. Level 2 includes those financial instruments that are valued using models or other valuation methodologies. These models are primarily industry-standard models that consider various assumptions, including quoted forward prices for commodities, time value, volatility factors and current market and contractual prices for the underlying instruments, as well as other relevant economic measures. Substantially all of these assumptions are observable in the marketplace throughout the full term of the instrument, can be derived from observable data or are supported by observable levels at which transactions are executed in the marketplace.

Level 3:	Pricing inputs include significant inputs that are generally less observable from objective sources. These inputs may be used with internally developed methodologies that result in management’s best estimate of fair value. The significant unobservable inputs used in the fair value measurement for nonrecurring fair value measurements of long-lived assets include pricing models, discounted cash flow methodologies and similar techniques.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The carrying value of cash, accounts receivable, accounts payable and accrued expenses, and other current liabilities approximate their fair values using Level 1 inputs, based on the short-term maturity of these instruments. The carrying amount of notes payable approximate the estimated fair value for this financial instrument as management believes that such debt and interest payable on the notes approximates the Company’s incremental borrowing rate. The following table shows the Company’s cash, cash equivalents, restricted cash, marketable securities, and derivative liabilities by significant investment category as of March 31, 2025 and December 31, 2024:

	Fair Value	Level 1	Level 2	Level 3
Fair Value at December 31, 2023	$2,534,169	$55,216	$2,478,953	$-
Money market funds	(45,102)	(45,102)	-	-
Corporate fixed income securities	(452,682)	-	(452,682)	-
U.S. treasury securities	(2,026,271)	-	(2,026,271)	-
Derivative liability(1)	-	-	-	-
Fair value at December 31, 2024	$10,114	$10,114	$-	$-
Derivative liability(2)	-	-	-	-
Fair value at March 31, 2025	$10,114	$10,114	$-	$-

(1)	During the year ended December 31, 2024, the Company recorded a derivative liability related to the PIPE Warrants of $142,319. During the year ended December 31, 2024, the Company recorded a gain on fair value remeasurement of $142,319.
(2)	During the three months ended March 31, 2025, the Company did not record a loss on fair value remeasurement.

Fair Value of Financial Instruments

The carrying value of cash, accounts receivable, accounts payable and accrued expenses, and other current liabilities approximate their fair values using Level 3 inputs, based on the short-term maturity of these instruments. The carrying amount of notes payable approximate the estimated fair value for this financial instrument as management believes that such debt and interest payable on the notes approximates the Company’s incremental borrowing rate. The following table shows the Company’s cash, cash equivalents, restricted cash, marketable securities, and derivative liabilities by significant investment category as of December 31, 2024 and 2023:

	Fair Value	Level 1	Level 2	Level 3
Fair Value at December 31, 2022	$-	$-	$-	$-
Money market funds	55,216	55,216	-	-
Corporate fixed income securities	452,682	-	452,682	-
U.S. treasury securities	2,026,271	-	2,026,271	-
Fair value at December 31, 2023	$2,534,169	$55,216	$2,478,953	$-
Money market funds	(45,102)	(45,102)	-	-
Corporate fixed income securities	(452,682)	-	(452,682)	-
U.S. treasury securities	(2,026,271)	-	(2,026,271)	-
Derivative liability(1)	-	-	-	-
Fair value at December 31, 2024	$10,114	$10,114	$-	$-

(1)	During the year ended December 31, 2024, the Company recorded a derivative liability related to the PIPE Warrants of $142,319. During the year ended December 31, 2024, the Company recorded a gain on fair value remeasurement of $142,319. See Note 17 – Stockholders’ Deficit for additional details.

Leases

Leases

A lease is defined as a contract that conveys the right to control the use of identified property, plant or equipment for a period of time in exchange for consideration.

In accordance with ASC 842, Leases, the Company recognized a right-of-use (“ROU”) asset and corresponding lease liability on its balance sheets for its office space and warehouse. See Note 17 – Leases for further discussion, including the impact on the Company’s unaudited condensed consolidated financial statements and related disclosures.

ROU assets include any prepaid lease payments and exclude any lease incentives and initial direct costs incurred. Lease expense for minimum lease payments is recognized on a straight-line basis over the lease term. The lease terms may include options to extend or terminate the lease if it is reasonably certain that the Company will exercise that option.

Leases in which the Company is the lessee are comprised of office and warehouse rental. All of the leases are classified as operating leases. The Company has two lease agreements with remaining terms of 3.1 years and 8 months.

Leases

A lease is defined as a contract that conveys the right to control the use of identified property, plant or equipment for a period of time in exchange for consideration.

In accordance with ASC 842, Leases, the Company recognized a right-of-use (“ROU”) asset and corresponding lease liability on its balance sheets for its office space and warehouse. See Note 19 – Leases for further discussion, including the impact on the Company’s financial statements and related disclosures.

ROU assets include any prepaid lease payments and exclude any lease incentives and initial direct costs incurred. Lease expense for minimum lease payments is recognized on a straight-line basis over the lease term. The lease terms may include options to extend or terminate the lease if it is reasonably certain that the Company will exercise that option.

Leases in which the Company is the lessee are comprised of office and warehouse rental. All of the leases are classified as operating leases. The Company has two lease agreements with remaining terms of 3.4 years and 11 months.

Income Taxes

Income Taxes

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the unaudited condensed consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets, including tax loss and credit carry forwards, and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

The Company utilizes ASC 740, Income Taxes, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the unaudited condensed consolidated financial statements or tax returns. The Company accounts for income taxes using the asset and liability method to compute the differences between the tax basis of assets and liabilities and the related financial amounts, using currently enacted tax rates. A valuation allowance is recorded when it is “more likely than not” that a deferred tax asset will not be realized. At March 31, 2025 and December 31, 2024, the Company’s net deferred tax asset has been fully reserved.

For uncertain tax positions that meet a “more likely than not” threshold, the Company recognizes the benefit of uncertain tax positions in the unaudited condensed consolidated financial statements. The Company’s practice is to recognize interest and penalties, if any, related to uncertain tax positions in income tax expense in the unaudited condensed consolidated statements of operations when a determination is made that such expense is likely.

Income Taxes

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets, including tax loss and credit carry forwards, and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

The Company utilizes ASC 740, Income Taxes, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the consolidated financial statements or tax returns. The Company accounts for income taxes using the asset and liability method to compute the differences between the tax basis of assets and liabilities and the related financial amounts, using currently enacted tax rates. A valuation allowance is recorded when it is “more likely than not” that a deferred tax asset will not be realized. At December 31, 2024 and 2023, the Company’s net deferred tax asset has been fully reserved.

For uncertain tax positions that meet a “more likely than not” threshold, the Company recognizes the benefit of uncertain tax positions in the consolidated financial statements. The Company’s practice is to recognize interest and penalties, if any, related to uncertain tax positions in income tax expense in the consolidated statements of operations when a determination is made that such expense is likely.

Revenue Recognition

Revenue Recognition

Revenue Recognition Policy

Revenue is recognized upon satisfaction of all contractual performance obligations and transfer of control to the customer and is measured as the amount of consideration to which the Company expects to be entitled to in exchange for corresponding goods or services. Each sales transaction results in an implicit contract with the customer to deliver a product or service at the point of sale. The Company has two distinct revenue streams: golf simulators and content software subscriptions.

Performance obligations under our contracts consist of hardware, software consisting of perpetual licenses and subscription licenses, and support within a single operating segment.

Golf Simulators – Substantially all the Company’s sales are multiple performance obligation arrangements for its golf simulators, for which the transaction price is equivalent to the stated price of the product or service, net of any stated discounts applicable at a point in time. Golf simulators are bundled and are comprised of both hardware, a software license (for the software to operate the simulator), and a content software subscription license. Revenue from golf simulators is recognized at the point in time when installation (hardware and software) has occurred and has been accepted by the customer. For transactions where the Company utilizes a third-party to complete the installation, the Company recognizes revenue solely for the simulator hardware upon delivery to the customer or third-party installer and then recognizes the remainder of the revenue upon installation and customer acceptance.

Perpetual License – Golf simulators require specific proprietary software to run the simulations. The Company records revenue from the proprietary software products under perpetual licenses. Revenue from the perpetual licenses is recognized at the time of installation and customer acceptance.

Content Software Subscriptions – The Company offers content software subscriptions for one and twelve months. We recognize revenue from these transactions when control has passed to the customer and the performance obligations have been satisfied. Control is considered to have passed to the customer when the software license has been delivered and accepted by the customer. The content software subscription revenue is recognized over the term of the contract.

Deferred Revenue

Deferred revenue represents either customer advance payments or performance obligations that have not yet been met.

Revenue from golf simulators and perpetual software licenses is deferred and primarily recognized upon the installation of the golf simulators and acceptance from the customer. Revenue from content software subscriptions is deferred and recognized ratably over the life of the subscription (one or twelve months). During the three months ended March 31, 2025, the Company recognized approximately $1.2 million of golf simulator and subscription services revenue, respectively, that was included in deferred revenue balances at the beginning of the year.

Remaining Performance Obligations

As of March 31, 2025, approximately $4.1 million of revenue is expected to be recognized from remaining performance obligations. The Company expects to recognize 100% of this revenue over the next 12 months.

Disaggregated Revenue

	Three Months Ended March 31,
	2025	2024
Revenues:
Golf Simulators(1)	$3,587,912	$2,724,658
Content Software Subscriptions	1,159,705	2,250,699
Franchise Revenue	75,000	-
Other(2)	566,613	36,665
Total net revenue	$5,389,230	$5,012,022

(1)	Includes items such as hardware and proprietary perpetual licenses
(2)	Includes items such as shipping income and installation income

Revenue Recognition

Revenue Recognition Policy

Revenue is recognized upon satisfaction of all contractual performance obligations and transfer of control to the customer and is measured as the amount of consideration to which the Company expects to be entitled to in exchange for corresponding goods or services. Each sales transaction results in an implicit contract with the customer to deliver a product or service at the point of sale. The Company has two distinct revenue streams: golf simulators and content software subscriptions.

Performance obligations under our contracts consist of hardware, software consisting of perpetual licenses and subscription licenses, and support within a single operating segment.

Golf Simulators – Substantially all the Company’s sales are multiple performance obligation arrangements for its golf simulators, for which the transaction price is equivalent to the stated price of the product or service, net of any stated discounts applicable at a point in time. Golf simulators are bundled and are comprised of both hardware, a software license (for the software to operate the simulator), and a content software subscription license. Revenue from golf simulators is recognized at the point in time when installation (hardware and software) has occurred and has been accepted by the customer. For transactions where the Company utilizes a third-party to complete the installation, the Company recognizes revenue solely for the simulator hardware upon delivery to the customer or third-party installer and then recognizes the remainder of the revenue upon installation and customer acceptance.

Perpetual License – Golf simulators require specific proprietary software to run the simulations. The Company records revenue from the proprietary software products under perpetual licenses. Revenue from the perpetual licenses is recognized at the time of installation and customer acceptance.

Content Software Subscriptions – The Company offers content software subscriptions for one and twelve months. We recognize revenue from these transactions when control has passed to the customer and the performance obligations have been satisfied. Control is considered to have passed to the customer when the software license has been delivered and accepted by the customer. The content software subscription revenue is recognized over the term of the contract.

Deferred Revenue

Deferred revenue represents either customer advance payments or performance obligations that have not yet been met.

Revenue from golf simulators and perpetual software licenses is deferred and primarily recognized upon the installation of the golf simulators and acceptance from the customer. Revenue from content software subscriptions is deferred and recognized ratably over the life of the subscription (one or twelve months). During the year ended December 31, 2024, the Company recognized $1,704,224 of golf simulator and subscription services revenue, respectively, that was included in deferred revenue balances at the beginning of the year.

Remaining Performance Obligations

As of December 31, 2024, approximately $3.1 million of revenue is expected to be recognized from remaining performance obligations. The Company expects to recognize 100% of this revenue over the next 12 months.

Disaggregated Revenue

	Year Ended December 31,
	2024	2023
Revenues:
Golf Simulators(1)	$13,708,760	$11,969,498
Content Software Subscriptions	7,852,699	8,493,368
Other(2)	297,405	120,985
Total net revenue	$21,858,864	$20,583,851

(1)	Includes items such as simulator hardware and proprietary perpetual licenses.
(2)	Includes items such as shipping and installation revenue.

Cost of Revenues

Cost of Revenues

Cost of revenue includes direct materials, labor, manufacturing overhead costs and reserves for estimated warranty cost (excluding depreciation). Cost of revenues also includes charges to write down the carrying value of the inventory when it exceeds its estimated net realizable value and to provide for on-hand inventories that are either obsolete or in excess of forecasted demand, as consistently reviewed by the Company. During the three months ended March 31, 2025 and 2024, the Company recorded an expense of $0 and $171,502 in inventory write-down, respectively.

Cost of Revenues

Cost of revenue includes direct materials, labor, manufacturing overhead costs and reserves for estimated warranty cost (excluding depreciation). Cost of revenues also includes charges to write down the carrying value of the inventory when it exceeds its estimated net realizable value and to provide for on-hand inventories that are either obsolete or in excess of forecasted demand, as consistently reviewed by the Company. During the years ended December 31, 2024 and 2023, the Company recorded an expense of $0 and $721,000 in inventory write-down, respectively.

Royalties

Royalties

The Company has royalty agreements with certain software suppliers to pay royalties based on the number of units and subscriptions sold. The royalty percentages range between 20% and 30%. Royalty expense for the three months ended March 31, 2025 and 2024, was $225,320 and $329,888, respectively.

Royalties

The Company has royalty agreements with certain software suppliers to pay royalties based on the number of units and subscriptions sold. The royalty percentages range between 20% and 30%. Royalty expense for the years ended December 31, 2024 and 2023, was $706,214 and $709,640, respectively.

Net Loss Per Common Share

Net Loss Per Common Share

Net loss per common share is computed by dividing the net loss by the weighted average number of common shares outstanding during the period. All outstanding options and warrants are considered potentially outstanding common stock. The dilutive effect, if any, of stock options or warrants is calculated using the treasury stock method. All outstanding convertible notes are considered common stock at the beginning of the period or at the time of issuance, if later, pursuant to the if-converted method.

The following table sets forth the computations of loss per share:

	Three Months Ended March 31,
	2025	2024
Numerators:
Net loss	$(2,670,322)	$(1,301,864)
Denominator:
Weighted-average common shares Series A outstanding, basic and diluted	28,461,277	5,994,704
Weighted-average common shares Series B outstanding, basic and diluted	1,716,860	1,144,573
Net loss per common share Series A, basic and diluted	$(0.09)	$(0.22)
Net loss per common share Series B, basic and diluted	$(1.56)	$(1.14)

Since the effect of common stock equivalents is anti-dilutive with respect to losses, the options, warrants and shares issuable upon conversion have been excluded from the Company’s computation of net loss per common share for the three months ended March 31, 2025 and 2024.

The following table summarizes the securities that were excluded from the diluted per share calculation because the effect of including these potential shares was anti-dilutive due to the Company’s net loss position even though the exercise price could be less than the average market price of the common shares:

Stock Options	1,131,000
PIPE Convertible Notes(1)	401,200
Common Stock - Series A warrants	1,409,092
Common stock - Series B warrants	1,550,000
Earnout shares - Earned in three Tranches over three years (assumes achievement of revenue and VWAP targets)	4,500,000
Underwriter warrants to I-Bankers convertible at $12.00/common share	632,500
Total dilutive	9,623,792

(1)	Does not include shares for interest or make-whole amounts as the number of shares is undeterminable since the calculation is based on variable floating factors.

Net Loss per Common Share

Net loss per common share is computed by dividing the net loss by the weighted average number of common shares outstanding during the period. All outstanding options and warrants are considered potentially outstanding common stock. The dilutive effect, if any, of stock options or warrants is calculated using the treasury stock method. All outstanding convertible notes are considered common stock at the beginning of the period or at the time of issuance, if later, pursuant to the if-converted method.

The following table sets forth the computations of loss per share:

	Year Ended December 31,
	2024	2023
Numerators:
Net loss	$(8,795,419)	$(10,283,109)
Denominator:
Weighted-average common shares Series A outstanding, basic and diluted	11,634,761	11,994
Net loss per common share Series A, basic and diluted	$(0.76)	$(857.35)

Since the effect of common stock equivalents is anti-dilutive with respect to losses, the options, warrants and shares issuable upon conversion have been excluded from the Company’s computation of net loss per common share for the years ended December 31, 2024 and 2023.

The following table summarizes the securities that were excluded from the diluted per share calculation because the effect of including these potential shares was anti-dilutive due to the Company’s net loss position even though the exercise price could be less than the average market price of the common shares:

Stock Options	1,131,000
PIPE Convertible Notes(1)	928,700
Common Stock - Series A warrants	1,409,092
Common stock - Series B warrants	1,550,000
Earnout shares - Earned in three Tranches over three years (assumes achievement of revenue and VWAP targets)	4,500,000
Underwriter warrants to I-Bankers convertible at $12.00/common share	632,500
Total dilutive	10,151,292

(1)	Does not include shares for interest or make-whole amounts as the number of shares is undeterminable since the calculation is based on variable floating factors

Stock-based Compensation

Stock-based Compensation

The Company has the ability to grant employees a number of different stock-based awards, including restricted shares of common stock, restricted stock units, stock options, and stock appreciation rights to purchase common stock, under the TruGolf Holdings, Inc. 2024 Incentive Plan (the “2024 Plan”). The Company records stock-based compensation expense based on the fair value of stock awards at the grant date and recognizes the expense over the employees’ service periods. For performance-based awards, recognition of stock-based compensation expense also includes management’s estimate of the probability of performance criteria as of the end of each reporting period. Stock-based compensation expense is recognized net of estimated forfeitures and expense is not recognized for awards that do not vest if service or performance conditions are not satisfied.

Pursuant to Accounting Standards Update (“ASU”) 2018-07, Compensation – Stock Compensation (Topic 718): Improvements to Non-employee Share-Based Payment Accounting, the Company accounts for stock options issued to non-employees for their services in accordance with ASC 718. The Company uses valuation methods and assumptions to value the stock options that are in line with the process for valuing employee stock options noted above.

Stock-based Compensation

The Company has the ability to grant employees a number of different stock-based awards, including restricted shares of common stock, restricted stock units, stock options, and stock appreciation rights to purchase common stock, under the TruGolf Holdings, Inc. 2024 Incentive Plan (the “2024 Plan”). The Company records stock-based compensation expense based on the fair value of stock awards at the grant date and recognizes the expense over the employees’ service periods. For performance-based awards, recognition of stock-based compensation expense also includes management’s estimate of the probability of performance criteria as of the end of each reporting period. Stock-based compensation expense is recognized net of estimated forfeitures and expense is not recognized for awards that do not vest if service or performance conditions are not satisfied.

Pursuant to Accounting Standards Update (“ASU”) 2018-07, Compensation – Stock Compensation (Topic 718): Improvements to Non-employee Share-Based Payment Accounting, the Company accounts for stock options issued to non-employees for their services in accordance with ASC 718. The Company uses valuation methods and assumptions to value the stock options that are in line with the process for valuing employee stock options noted above.

Emerging Growth Company Status

Emerging Growth Company Status

The Company is an emerging growth company, as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until those standards apply to private companies. The Company has elected to use this extended transition period for complying with new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date that it is (i) no longer an emerging growth company or (ii) affirmatively and irrevocably opts out of the extended transition period provided in the JOBS Act. As a result, these unaudited condensed consolidated financial statements may not be comparable to companies that comply with the new or revised accounting pronouncements as of public company effective dates. The JOBS Act does not preclude an emerging growth company from early adopting new or revised accounting standards. The Company expects to use the extended transition period for any new or revised accounting standards during the period which the Company remains an emerging growth company.

Emerging Growth Company Status

The Company is an emerging growth company, as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until those standards apply to private companies. The Company has elected to use this extended transition period for complying with new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date that it is (i) no longer an emerging growth company or (ii) affirmatively and irrevocably opts out of the extended transition period provided in the JOBS Act. As a result, these consolidated financial statements may not be comparable to companies that comply with the new or revised accounting pronouncements as of public company effective dates. The JOBS Act does not preclude an emerging growth company from early adopting new or revised accounting standards. The Company expects to use the extended transition period for any new or revised accounting standards during the period which the Company remains an emerging growth company.

Segment Reporting

Segment Reporting

The Company currently operates as one business segment, which is also the sole reportable segment, focusing on the manufacturing and sales of indoor golf simulators. The Company’s business offerings have similar economic and other characteristics, including the nature of products, manufacturing, types of customers, and distribution methods. The determination of a single business segment is consistent with the unaudited condensed consolidated financial information regularly provided to the Company’s chief operating decision maker (“CODM”). The Company’s CODM is its Principal Executive and Financial Officer and Director, who reviews and evaluates consolidated profit and loss and total assets for the purpose of assessing performance, making operating decisions, allocating resources, and planning and forecasting for future periods.

Segment Reporting

The Company currently operates as one business segment, which is also the sole reportable segment, focusing on the manufacturing and sales of indoor golf simulators. The Company’s business offerings have similar economic and other characteristics, including the nature of products, manufacturing, types of customers, and distribution methods. The determination of a single business segment is consistent with the consolidated financial information regularly provided to the Company’s chief operating decision maker (“CODM”). The Company’s CODM is its Principal Executive and Financial Officer and Director, who reviews and evaluates consolidated profit and loss and total assets for the purpose of assessing performance, making operating decisions, allocating resources, and planning and forecasting for future periods.

Warrants

Warrants

The fair value of the warrants is estimated on the date of issuance using the Black-Scholes option pricing model, which requires the input of subjective assumptions, including the expected term of the warrants, expected stock price volatility, and expected dividends. These estimates involve inherent uncertainties and the application of management’s judgment. Expected volatilities used in the valuation model are based on the average volatility of the comparable publicly traded on recognized stock exchanges. The risk-free rate for the expected term of the option is based on the United States Treasury yield curve in effect at the time of the grant.

Warrants

The fair value of the warrants is estimated on the date of issuance using the Black-Scholes option pricing model, which requires the input of subjective assumptions, including the expected term of the warrants, expected stock price volatility, and expected dividends. These estimates involve inherent uncertainties and the application of management’s judgment. Expected volatilities used in the valuation model are based on the average volatility of the comparable publicly traded on recognized stock exchanges. The risk-free rate for the expected term of the option is based on the United States Treasury yield curve in effect at the time of the grant.

Recently Adopted Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In December 2023, the FASB issued Update 2023-09 - Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances the disclosure requirements for income tax rate reconciliation, domestic and foreign income taxes paid, and unrecognized tax benefits. The amendments of ASU 2023-09 are effective for annual periods beginning after December 15, 2024. The Company adopted this new guidance on January 1, 2025, and the adoption did not have a material effect on the Company’s unaudited condensed consolidated financial statements.

Recently Adopted Accounting Pronouncements

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”), which clarifies the guidance in Accounting Standards Codification Topic 820, Fair Value Measurement (“Topic 820”), when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of an equity security and introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years, and early adoption is permitted. Management does not believe the adoption of any of these accounting pronouncements has had or will have a material impact on the Company’s consolidated financial statements.

In November 2023, the FASB issued Update 2023-07 - Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which requires disclosure of the title and position of the Chief Operating Decision Maker (“CODM”), an explanation of how the CODM uses the reported measure of segment profit or loss in assessing segment performance and deciding how to allocate resources, and disclosure of significant expenses regularly provided to the CODM that are included within the reported measure of segment profit or loss. The amendments of ASU 2023-07 are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Company adopted this new guidance for the year-ended December 31, 2024, on a retrospective basis, and the adoption did not have a material effect on the Company’s consolidated financial statements. (see Note 15)

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In January 2025, the FASB issued ASU 2025-01, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date, which amends ASU 2024-03 to clarify when public business entities (PBEs) and all other entities must begin providing the new expense-disaggregation disclosures. ASU 2025-01 does not change the underlying disclosure requirements introduced by ASU 2024-03; rather, it revises paragraph 220-40-65-1 to state explicitly that the amendments are effective for annual periods beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. Early adoption continues to be permitted. The Company is currently evaluating the impact of these amendments on its consolidated financial statements and related disclosures.

Recent Accounting Pronouncements

In December 2023, the FASB issued Update 2023-09 - Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances the disclosure requirements for income tax rate reconciliation, domestic and foreign income taxes paid, and unrecognized tax benefits. The amendments of ASU 2023-09 are effective for annual periods beginning after December 15, 2024. Early adoption is permitted and should be applied prospectively. The Company is currently evaluating the impact on the consolidated financial statements and related disclosures.

In November 2024, the FASB issued ASU 2024-03, Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, to disclose additional information about specific expense categories. In January 2025, the FASB issued ASU 2025-01 Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40), which clarified the effective date for ASU 2024-03. These amendments are intended to provided more information about types of expenses in commonly presented expense captions. The amendments in this update are effective for annual periods beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027, and early adoption is permitted. The Company is currently evaluating the impact on the consolidated financial statements and related disclosures.